Commitments and Contingencies - Schedule of Future Minimum Rental Payments under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 5,209
2022	5,189
2023	4,733
2024	4,106
2025	1,163
Thereafter	0
Total	$ 20,400